Risk Management (Details 12) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Offsetting of financial assets and liabilities
Interbank investments	[1]	R$ 123,691,195	R$ 84,728,590
Securities sold under agreements to repurchase		233,467,544	241,978,931
Interbank investments
Offsetting of financial assets and liabilities
Interbank investments		123,691,195	84,728,590
Related amount offset in the Balance Sheet		0	0
Net amount		123,691,195	84,728,590
Derivative financial instruments
Offsetting of financial assets and liabilities
Interbank investments		13,866,885	16,755,442
Related amount offset in the Balance Sheet		0	0
Net amount		13,866,885	16,755,442
Securities sold under agreements to repurchase
Offsetting of financial assets and liabilities
Securities sold under agreements to repurchase		233,467,544	241,978,931
Related amount not cleared in the Balance Sheet		0	0
Net amount		233,467,544	241,978,931
Derivative financial instruments
Offsetting of financial assets and liabilities
Securities sold under agreements to repurchase		14,274,999	13,435,678
Related amount not cleared in the Balance Sheet		0	0
Net amount		R$ 14,274,999	R$ 13,435,678

[1]	Refers to reverse repurchase agreements in which the underlying security has subsequently been sold in a separate repurchase agreement.